Time Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Time Deposits
Scheduled maturities of time deposits

(In thousands)
Due during the year ending December 31,
2025	$149,087
2026	17,072
2027	959
2028	260
2029	71
Thereafter	235
$167,684